Statement Of Stockholder's Equity	USD ($)	CAD ($)	Common Shares USD ($)	Common Shares CAD ($)	Contributed Capital USD ($)	Deficit USD ($)
Balance, Amount at Dec. 31, 2018	$ 26,769,071		$ 96,656,248		$ 9,262,684	$ (81,645,195)
Shares Purchased And Retired During The Year (note 16)			(1,343,184)
Recognition Of Stock Based Compensation Expense (note 18)					43,809
Net Income (loss)	3,794,709	$ 3,794,709				3,794,709
Balance, Amount at Dec. 31, 2019	26,769,071		95,313,064		9,306,493	(77,850,486)
Issuance Of Common Stock On Employee Share Purchase Plan (note 16)			14,059
Recognition Of Stock Based Compensation Expense (note 18)					49,223
Net Income (loss)	(6,028,228)	(6,028,228)				(6,028,228)
Balance, Amount at Dec. 31, 2020	20,804,125		95,327,123		9,355,716	(83,878,714)
Issuance Of Common Stock On Employee Share Purchase Plan (note 16)			173,023	$ 173,023
Issuance Of Common Stock On Restricted Stock Unit Plan (note 16)			114,604
Issuance Of Equity For Intellectual Property (note 16)					207,300
Transfer Of Equity To Common Shares (note 16)					(207,300)
Recognition Of Stock Based Compensation Expense (note 18)					26,250
Net Income (loss)	(3,123,799)	$ (3,123,799)				(3,123,799)
Issuance Of Common Stock On Acquisition Of Sfd? Geothermal Right, Net Of Share Issuance Costs (note 16)			164,602
Balance, Amount at Dec. 31, 2021	$ 18,158,805		$ 95,779,352		$ 9,381,966	$ (87,002,513)